2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — 93 .1%
Communication Services — 6.5%
Alphabet Inc ....................... 30,494 10,390,526
Angi Inc
(1)
......................... 2,455 14,141
AT&T Inc .......................... 18,782 458,281
ATN International Inc .................. 8,206 228,291
Cable One Inc
(1)
..................... 15,320 168,826
Charter Communications Inc
(1)
........... 785 87,056
Cinemark Holdings Inc ................ 2,463 91,870
Comcast Corp ...................... 8,954 194,839
EverQuote Inc
(1)
..................... 1,217 24,413
IDT Corp .......................... 2,244 179,453
Marcus Corp/The .................... 7,566 211,016
Meta Platforms Inc ................... 6,361 4,612,870
Scholastic Corp ..................... 924 32,488
Shutterstock Inc ..................... 5,432 22,923
Space Exploration Technologies Corp
(1)
...... 1,306 197,023
Stubhub Holdings Inc
(1)
................ 6,003 33,497
Verizon Communications Inc ............ 7,839 359,575
17,307,088
Consumer Discretionary — 6.4%
Abercrombie & Fitch Co
(1)
............... 353 47,546
Adient PLC
(1)
....................... 5,772 97,200
Amazon.com Inc
(1)
................... 19,765 4,924,450
Asbury Automotive Group Inc
(1)
........... 543 93,559
Bath & Body Works Inc ................ 2,874 45,754
Best Buy Co Inc ..................... 3,754 331,253
BorgWarner Inc ..................... 194 11,661
Boyd Gaming Corp ................... 4,282 285,053
Brinker International Inc
(1)
.............. 1,838 355,708
Burlington Stores Inc
(1)
................ 68 18,169
Capri Holdings Ltd
(1)
.................. 11,150 157,438
Cavco Industries Inc
(1)
................. 1,000 560,260
Champion Homes Inc
(1)
................ 3,580 306,806
Dana Inc .......................... 2,153 58,798
Dine Brands Global Inc ................ 346 9,629
Ethan Allen Interiors Inc ................ 435 9,096
Expedia Group Inc ................... 1,469 386,876
Five Below Inc
(1)
..................... 1,118 245,479
Flexsteel Industries Inc ................ 3,818 323,194
Garmin Ltd ........................ 1,093 313,516
Garrett Motion Inc ................... 1,067 27,774
General Motors Co ................... 2,930 225,610
Helen of Troy Ltd
(1)
................... 1,010 27,684
J Jill Inc .......................... 4,199 102,330
La-Z-Boy Inc ....................... 4,622 136,996
Lear Corp ......................... 6,802 802,840
Life Time Group Holdings Inc
(1)
........... 3,391 135,233
Mohawk Industries Inc
(1)
............... 10,007 1,248,073
Murphy USA Inc ..................... 446 224,797
National Vision Holdings Inc
(1)
............ 5,306 86,912
O'Reilly Automotive Inc
(1)
............... 6,412 547,649
Oxford Industries Inc .................. 8,972 219,276
Pattern Group Inc
(1)
................... 4,117 70,648
Phoenix Education Partners Inc ........... 4,692 119,318
PVH Corp ......................... 758 56,130
Ralph Lauren Corp ................... 2,043 725,408
Ross Stores Inc ..................... 4,047 944,570
Royal Caribbean Cruises Ltd ............ 2,010 534,379
SharkNinja Inc
(1)
..................... 615 110,774
Sonos Inc
(1)
........................ 4,382 78,394
Strategic Education Inc ................ 1,597 124,039
Strattec Security Corp
(1)
................ 440 28,582
Tapestry Inc ....................... 3,168 364,447
Tesla Inc
(1)
......................... 1,183 419,740
Texas Roadhouse Inc ................. 2,214 346,137
ThredUp Inc
(1)
...................... 6,405 13,579
TJX Cos Inc/The ..................... 6,589 871,791
Upbound Group Inc ................... 1,092 17,144
Victoria's Secret & Co
(1)
................ 1,081 95,625
Wayfair Inc
(1)
....................... 1,974 202,453
Weyco Group Inc .................... 275 13,313
YETI Holdings Inc
(1)
................... 458 18,787
17,521,877
Consumer Staples — 1.9%
Archer-Daniels-Midland Co ............. 3,014 239,251
Casey's General Stores Inc ............. 211 128,385
Colgate-Palmolive Co ................. 2,712 231,388
Costco Wholesale Corp ................ 2,819 2,566,248
Del Monte Corp ..................... 2,195 65,762
Dollar Tree Inc
(1)
..................... 1,792 204,324
Estee Lauder Cos Inc/The .............. 1,190 110,396
J & J Snack Foods Corp ............... 573 43,806
Kroger Co/The ...................... 5,960 349,375
Nu Skin Enterprises Inc ................ 13,821 62,609
Philip Morris International Inc ............ 5,835 1,113,435
Simply Good Foods Co/The
(1)
............ 7,100 67,379
Target Corp ........................ 113 17,706
United Natural Foods Inc
(1)
.............. 849 38,027
5,238,091
Energy — 3.3%
Cheniere Energy Inc .................. 2,661 715,889
Chevron Corp ...................... 7,077 1,445,194
ConocoPhillips ...................... 5,443 681,191
Crescent Energy Co .................. 12,875 165,959
Diamondback Energy Inc ............... 365 67,091
EOG Resources Inc ................... 4,399 606,006
Expand Energy Corp .................. 3,763 316,431

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
ExxonMobil Holdings Corp .............. 10,924 1,777,881
Forum Energy Technologies Inc
(1)
......... 934 75,607
Green Plains Inc
(1)
.................... 5,873 88,447
Gulfport Energy Corp
(1)
................ 1,505 226,472
HF Sinclair Corp ..................... 280 30,050
Marathon Petroleum Corp .............. 1,270 502,183
Matador Resources Co ................ 4,646 239,641
Northern Oil & Gas Inc ................. 3,989 91,268
Occidental Petroleum Corp .............. 1,506 83,312
Ovintiv Inc ......................... 992 57,357
PBF Energy Inc ..................... 243 18,701
Phillips 66 ......................... 677 172,845
Ranger Energy Services Inc ............. 1,702 25,853
Riley Exploration Permian Inc ............ 650 26,006
Targa Resources Corp ................. 1,675 452,769
Teekay Tankers Ltd ................... 1,925 186,840
TETRA Technologies Inc
(1)
.............. 1,857 10,901
Valero Energy Corp ................... 1,849 716,691
Williams Cos Inc/The ................. 556 37,791
8,818,376
Financials — 14.4%
Alerus Financial Corp ................. 5,573 175,995
Allstate Corp/The .................... 2,099 465,684
Ally Financial Inc .................... 28,796 1,083,306
American International Group Inc ......... 3,126 232,637
Ameriprise Financial Inc ............... 2,161 1,063,968
Arch Capital Group Ltd
(1)
............... 7,413 684,665
Assurant Inc ....................... 607 159,944
Bank of New York Mellon Corp/The ........ 10,802 1,562,293
Bank of NT Butterfield & Son Ltd/The ....... 1,607 92,981
Bank OZK ......................... 5,368 246,713
Bank7 Corp ........................ 189 10,306
Berkshire Hathaway Inc
(1)
.............. 11,367 5,660,198
Bread Financial Holdings Inc ............ 2,752 269,008
Capital One Financial Corp .............. 1,214 234,387
Chubb Ltd ......................... 37 12,034
CME Group Inc ...................... 3,624 949,416
Columbia Banking System Inc ........... 13,066 373,688
Customers Bancorp Inc
(1)
............... 19,227 1,422,798
Donnelley Financial Solutions Inc
(1)
........ 3,942 186,023
Encore Capital Group Inc
(1)
.............. 2,469 233,172
Essent Group Ltd .................... 3,534 204,654
Euronet Worldwide Inc
(1)
............... 8,012 503,714
EVERTEC Inc ....................... 3,817 102,868
Exzeo Group Inc
(1)
.................... 3,031 43,859
Fidelity D&D Bancorp Inc ............... 2,024 109,923
First American Financial Corp ............ 17,356 1,054,203
First Hawaiian Inc
(1)
.................. 451 11,104
Fiserv Inc
(1)
........................ 3,838 173,401
Franklin BSP Realty Trust Inc ............ 9,437 60,302
Global Payments Inc .................. 250 20,417
Goosehead Insurance Inc
(1)
.............. 3,151 142,929
Hamilton Lane Inc ................... 2,568 223,056
Hartford Insurance Group Inc/The ......... 160 19,578
HCI Group Inc ...................... 1,140 198,155
Heritage Insurance Holdings Inc
(1)
......... 3,522 116,754
Independent Bank Corp ................ 14,943 1,160,324
Independent Bank Corp/MI .............. 6,580 231,879
Investors Title Co .................... 1,068 302,137
Jack Henry & Associates Inc ............ 8,455 1,211,094
KKR & Co Inc ....................... 8,864 809,283
LendingTree Inc
(1)
.................... 8,858 216,401
Loews Corp ........................ 523 54,617
MainStreet Bancshares Inc ............. 3,646 90,202
Marqeta Inc
(1)
...................... 8,004 136,028
Marsh & McLennan Cos Inc ............. 2,856 487,605
Mastercard Inc ..................... 9,952 5,488,229
Mercury General Corp ................. 609 60,200
MFA Financial Inc .................... 1,564 12,277
Moelis & Co ....................... 10,286 591,651
NerdWallet Inc
(1)
..................... 1,155 10,141
NewtekOne Inc ..................... 4,309 47,959
Northern Trust Corp .................. 2,089 353,793
OppFi Inc
(1)
........................ 3,436 20,719
Oscar Health Inc
(1)
................... 2,627 81,017
Pagseguro Digital Ltd ................. 10,308 91,741
Pathward Financial Inc ................ 9,543 678,889
PennyMac Financial Services Inc ......... 1,517 93,629
PRA Group Inc
(1)
..................... 1,206 23,505
PROG Holdings Inc ................... 6,285 194,332
Progressive Corp/The ................. 168 34,828
QCR Holdings Inc .................... 2,751 269,254
Raymond James Financial Inc ........... 1,750 276,535
Remitly Global Inc
(1)
.................. 3,873 82,650
S&T Bancorp Inc .................... 2,817 136,258
Sezzle Inc
(1)
........................ 280 30,251
Starwood Property Trust Inc ............. 19,654 265,329
State Street Corp .................... 16,715 2,918,272
Stewart Information Services Corp ........ 6,920 343,993
Toast Inc
(1)
........................ 23,014 667,176
Travelers Cos Inc/The ................. 664 236,723
TrustCo Bank Corp NY ................. 255 13,844
United Fire Group Inc ................. 1,471 77,360
Universal Insurance Holdings Inc .......... 235 9,891
Visa Inc .......................... 6,159 2,213,113
WEX Inc
(1)
......................... 1,293 218,129
Zions Bancorp NA ................... 4,872 305,231
38,650,622
Health Care — 11.7%
AbbVie Inc ........................ 10,411 2,723,413
ACADIA Pharmaceuticals Inc
(1)
........... 1,976 39,816
ADMA Biologics Inc
(1)
................. 8,913 89,397
Agilent Technologies Inc ............... 4,256 733,351
Alnylam Pharmaceuticals Inc
(1)
........... 817 201,587
Amgen Inc ........................ 6,477 2,730,120
Anika Therapeutics Inc
(1)
............... 2,736 53,790

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Atrium Therapeutics Inc
(1)
.............. 1,054 8,727
Avantor Inc
(1)
....................... 3,730 56,136
Bristol-Myers Squibb Co ............... 4,420 275,808
Cardinal Health Inc ................... 949 211,152
CareDx Inc
(1)
....................... 5,357 348,205
Caris Life Sciences Inc
(1)
............... 20,121 616,306
Celldex Therapeutics Inc
(1)
.............. 10,502 340,370
Centene Corp
(1)
..................... 1,872 116,289
Charles River Laboratories International Inc
(1)
. 122 35,991
Cigna Group/The .................... 2,529 687,458
CVS Health Corp .................... 5,202 445,759
Definitive Healthcare Corp
(1)
............. 11,674 10,565
Elevance Health Inc .................. 2,051 797,470
Eli Lilly & Co ....................... 2,964 3,429,585
Encompass Health Corp ............... 4,626 562,013
Gilead Sciences Inc .................. 15,062 2,244,991
HCA Healthcare Inc ................... 1,971 841,105
HealthStream Inc .................... 6,325 187,916
Humana Inc ....................... 635 242,297
Incyte Corp
(1)
....................... 199 24,149
InfuSystem Holdings Inc
(1)
.............. 2,630 33,901
IQVIA Holdings Inc
(1)
.................. 1,729 464,842
Johnson & Johnson .................. 13,613 3,603,906
Liquidia Corp
(1)
...................... 1,045 31,622
McKesson Corp ..................... 302 257,851
MeiraGTx Holdings plc
(1)
............... 4,764 52,404
Merck & Co Inc ..................... 7,447 1,082,124
Mesa Laboratories Inc ................. 376 48,857
Metagenomi Therapeutics Inc
(1)
.......... 5,496 5,826
Mettler-Toledo International Inc
(1)
......... 101 152,606
Moderna Inc
(1)
...................... 482 92,819
Monopar Therapeutics Inc
(1)
............. 1,651 131,535
Natera Inc
(1)
........................ 3,916 1,618,522
Neurocrine Biosciences Inc
(1)
............ 382 54,183
Novocure Ltd
(1)
...................... 1,747 27,865
NRC Health ........................ 2,884 61,112
Omada Health Inc
(1)
.................. 8,533 177,572
Phibro Animal Health Corp .............. 1,969 70,372
Quest Diagnostics Inc ................. 98 22,841
Regeneron Pharmaceuticals Inc .......... 1,315 997,125
Sarepta Therapeutics Inc
(1)
.............. 1,507 27,458
Sotera Health Co
(1)
................... 2,064 38,163
STERIS PLC ........................ 1,383 290,444
Tarsus Pharmaceuticals Inc
(1)
............ 3,478 273,406
Tenet Healthcare Corp
(1)
................ 159 40,634
Thermo Fisher Scientific Inc ............. 832 561,642
Third Harmonic Bio Inc
(1) (2)
.............. 2,083 0
Twist Bioscience Corp
(1)
................ 3,167 611,991
United Therapeutics Corp
(1)
............. 626 339,223
UnitedHealth Group Inc ................ 3,515 1,290,286
Universal Health Services Inc ............ 2,096 365,249
Veeva Systems Inc
(1)
.................. 1,346 384,216
Vertex Pharmaceuticals Inc
(1)
............ 1,049 548,428
Viatris Inc ......................... 664 11,766
West Pharmaceutical Services Inc ......... 930 344,807
Zoetis Inc ......................... 3,035 211,934
Zymeworks Inc
(1)
.................... 700 18,543
32,399,841
Industrials — 10.0%
Acuity Inc ......................... 613 189,914
Allegiant Travel Co
(1)
.................. 2,589 196,220
Allegion plc ........................ 699 107,485
Allient Inc ......................... 767 85,597
Allison Transmission Holdings Inc ......... 84 9,514
AMETEK Inc ....................... 3,382 837,823
Apogee Enterprises Inc ................ 7,773 274,931
Applied Industrial Technologies Inc ........ 162 53,831
Armstrong World Industries Inc ........... 2,444 395,757
ATI Inc
(1)
.......................... 411 77,843
Blue Bird Corp
(1)
..................... 6,916 383,838
Boise Cascade Co ................... 5,989 444,084
Caterpillar Inc ...................... 1,619 1,312,669
Comfort Systems USA Inc .............. 957 1,582,964
Copart Inc
(1)
........................ 19,635 535,643
Cummins Inc ....................... 1,294 668,442
Delta Air Lines Inc ................... 13,752 1,147,742
Dover Corp ........................ 775 144,964
Emerson Electric Co .................. 2,131 330,518
EnerSys .......................... 2,951 541,597
Everus Construction Group Inc
(1)
.......... 1,617 190,030
General Dynamics Corp ................ 3,494 1,159,414
Huntington Ingalls Industries Inc .......... 2,927 781,714
IBEX Holdings Ltd
(1)
................... 15,955 690,213
Innodata Inc
(1)
...................... 4,516 296,972
INNOVATE Corp
(1)
.................... 1,260 9,362
Johnson Controls International plc ......... 788 117,136
Kforce Inc ......................... 1,652 86,664
Landstar System Inc .................. 60 10,119
Lincoln Electric Holdings Inc ............. 2,994 792,153
Liquidity Services Inc
(1)
................ 3,175 135,985
Lockheed Martin Corp ................. 717 365,132
ManpowerGroup Inc .................. 2,985 165,906
Masco Corp ....................... 4,375 294,875
McGrath RentCorp ................... 1,508 172,440
Moog Inc
(1)
........................ 119 45,395
Mueller Industries Inc ................. 1,286 77,944
MYR Group Inc
(1)
.................... 1,470 429,916
Northrop Grumman Corp ............... 2,418 1,169,055
Old Dominion Freight Line Inc ............ 784 136,291
Omega Flex Inc ..................... 482 12,243
Oshkosh Corp ...................... 1,074 138,353
PACCAR Inc ........................ 4,912 539,387
Paycom Software Inc ................. 1,126 245,074
Pitney Bowes Inc .................... 1,392 22,717
Power Solutions International Inc
(1)
........ 689 31,673
Preformed Line Products Co ............. 36 14,659
Quad/Graphics Inc ................... 2,461 22,715

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Regal Rexnord Corp .................. 44 6,825
Rockwell Automation Inc ............... 839 365,242
Ryder System Inc .................... 605 137,855
Sensata Technologies Holding PLC ........ 3,274 136,067
SkyWest Inc
(1)
...................... 6,602 639,866
Southwest Airlines Co ................. 11,142 463,953
SPX Technologies Inc
(1)
................ 1,435 243,319
Stanley Black & Decker Inc ............. 10,181 901,935
Toro Co/The ....................... 3,006 289,839
Trane Technologies PLC ................ 168 75,933
Trex Co Inc
(1)
....................... 748 32,583
UFP Industries Inc ................... 1,723 133,050
United Airlines Holdings Inc
(1)
............ 11,174 1,239,755
United Parcel Service Inc ............... 4,357 407,118
United Rentals Inc ................... 437 437,341
V2X Inc
(1)
......................... 2,356 166,734
Valmont Industries Inc ................. 429 198,618
Vertiv Holdings Co ................... 499 120,414
Vicor Corp
(1)
........................ 538 155,450
WW Grainger Inc .................... 629 783,583
Xylem Inc/NY ....................... 11,578 1,172,504
25,582,897
Information Technology — 30.9%
Advanced Micro Devices Inc
(1)
........... 4,764 2,914,425
Alarm.com Holdings Inc
(1)
.............. 579 31,538
Alpha & Omega Semiconductor Ltd
(1)
....... 576 15,840
Amdocs Ltd ........................ 226 12,923
Amkor Technology Inc ................. 5,041 264,048
Amphenol Corp ..................... 10,826 912,632
Analog Devices Inc ................... 2,081 825,553
Appian Corp
(1)
...................... 258 9,100
Apple Inc ......................... 45,138 15,031,857
Applied Materials Inc ................. 3,201 1,636,927
Arista Networks Inc
(1)
................. 226 46,011
Astera Labs Inc
(1)
.................... 341 121,386
Atlassian Corp
(1)
..................... 1,064 190,765
Avnet Inc ......................... 2,361 235,982
Broadcom Inc ...................... 13,742 4,826,053
CDW Corp/DE ...................... 1,916 245,555
Ciena Corp
(1)
....................... 320 112,582
Cisco Systems Inc ................... 11,879 1,278,537
Cognex Corp ....................... 1,620 98,253
Coherent Corp
(1)
..................... 196 56,411
Consensus Cloud Solutions Inc
(1)
.......... 6,413 223,814
Core Scientific Inc
(1)
.................. 25,646 409,823
Corning Inc ........................ 2,497 383,939
Corsair Gaming Inc
(1)
.................. 7,981 107,743
CPI Card Group Inc
(1)
.................. 2,557 62,672
Credo Technology Group Holding Ltd
(1)
...... 1,384 269,589
Crowdstrike Holdings Inc
(1)
.............. 2,395 634,076
Dell Technologies Inc ................. 955 513,742
Diebold Nixdorf Inc
(1)
.................. 1,396 85,463
Digital Turbine Inc
(1)
.................. 1,598 17,738
Diodes Inc
(1)
....................... 146 14,131
DXC Technology Co
(1)
................. 18,898 204,665
Everforth Inc
(1)
...................... 4,142 136,272
Everpure Inc
(1)
...................... 3,300 431,574
Evolv Technologies Holdings Inc
(1)
......... 3,421 15,908
F5 Inc
(1)
.......................... 304 135,335
Fabrinet
(1)
......................... 162 68,732
First Solar Inc
(1)
..................... 578 101,242
Flex Ltd
(1)
......................... 172 18,918
Fortinet Inc
(1)
....................... 2,462 440,107
Hewlett Packard Enterprise Co ........... 3,505 223,934
HP Inc ........................... 6,198 193,873
HubSpot Inc
(1)
...................... 468 95,931
Ichor Holdings Ltd
(1)
.................. 423 26,167
Insight Enterprises Inc
(1)
................ 2,548 398,303
Intel Corp
(1)
........................ 12,196 1,466,325
International Business Machines Corp ...... 2,139 470,430
Jabil Inc .......................... 367 105,278
Kimball Electronics Inc
(1)
............... 10,546 288,222
KLA Corp ......................... 3,655 712,469
Kopin Corp
(1)
....................... 7,367 33,888
Kulicke & Soffa Industries Inc ............ 95 8,954
Lam Research Corp .................. 3,659 1,202,018
Lattice Semiconductor Corp
(1)
............ 1,633 205,137
MACOM Technology Solutions Holdings Inc
(1)
.. 53 15,095
Manhattan Associates Inc
(1)
............. 5,271 1,047,348
Marvell Technology Inc ................ 2,178 575,449
MaxLinear Inc
(1)
..................... 1,212 109,456
Micron Technology Inc ................ 3,247 3,458,412
Microsoft Corp ...................... 22,549 11,565,382
MKS Inc .......................... 131 34,762
MongoDB Inc
(1)
..................... 260 90,639
Monolithic Power Systems Inc ........... 37 49,847
Motorola Solutions Inc ................. 871 388,440
NetApp Inc ........................ 1,782 374,363
NetScout Systems Inc
(1)
................ 293 11,773
NVIDIA Corp ....................... 69,639 15,904,155
Okta Inc
(1)
......................... 1,263 264,106
OneSpan Inc ....................... 12,279 219,917
Oracle Corp ........................ 7,873 1,080,963
Penguin Solutions Inc
(1)
................ 1,214 66,394
QUALCOMM Inc ..................... 5,085 935,843
Rambus Inc
(1)
....................... 1,543 164,731
Red Violet Inc
(1)
..................... 106 8,375
Rigetti Computing Inc
(1)
................ 4,602 72,435
Salesforce Inc ...................... 311 71,396
Sandisk Corp
(1)
...................... 465 809,049
ScanSource Inc
(1)
.................... 13,429 788,685
Semtech Corp
(1)
..................... 306 54,575
TD SYNNEX Corp .................... 1,615 414,813
Teledyne Technologies Inc
(1)
............. 942 571,615
Teradyne Inc ....................... 943 378,058
Texas Instruments Inc ................. 4,884 1,367,960
Thryv Holdings Inc
(1)
.................. 16,349 25,668

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
TTM Technologies Inc
(1)
................ 2,503 307,469
Tyler Technologies Inc
(1)
................ 3,819 1,216,733
Ubiquiti Inc ........................ 388 220,202
Ultra Clean Holdings Inc
(1)
.............. 2,764 224,050
Universal Display Corp ................ 3,974 306,157
Vistance Networks Inc ................. 1,544 9,233
Western Digital Corp .................. 1,122 509,904
Zebra Technologies Corp
(1)
.............. 1,740 649,559
82,935,801
Materials — 2.8%
Air Products and Chemicals Inc .......... 942 262,093
Alpha Metallurgical Resources Inc
(1)
........ 1,089 183,192
Anglogold Ashanti Plc ................. 5,521 518,698
Aura Minerals Inc .................... 1,513 119,043
Caledonia Mining Corp PLC ............. 5,103 120,125
Century Aluminum Co
(1)
................ 1,304 46,918
CF Industries Holdings Inc .............. 2,551 293,875
Clearwater Paper Corp
(1)
............... 1,344 25,751
Coeur Mining Inc .................... 19,786 348,234
Commercial Metals Co ................ 578 35,894
Constellium SE
(1)
.................... 1,834 44,364
Freeport-McMoRan Inc ................ 6,996 489,720
Hecla Mining Co ..................... 10,370 176,601
Idaho Strategic Resources Inc
(1)
.......... 2,654 74,312
Ingevity Corp
(1)
...................... 5,416 383,182
Innospec Inc ....................... 438 41,750
Kaiser Aluminum Corp ................. 3,345 484,423
Materion Corp ...................... 1,021 275,251
Newmont Corp ..................... 10,426 1,202,535
Nucor Corp ........................ 1,759 411,166
Reliance Inc ....................... 796 306,261
Royal Gold Inc ...................... 3,772 890,192
Southern Copper Corp ................. 193 39,110
SSR Mining Inc ..................... 6,857 228,475
Steel Dynamics Inc ................... 217 48,089
Sylvamo Corp ...................... 4,025 131,537
United States Lime & Minerals Inc ......... 923 104,401
Warrior Met Coal Inc .................. 818 72,041
7,357,233
Real Estate — 3.3%
American Assets Trust Inc .............. 37,079 788,300
CBL & Associates Properties Inc .......... 21,372 1,140,410
Chatham Lodging Trust ................ 6,031 80,695
CoStar Group Inc
(1)
................... 12,410 340,034
Cousins Properties Inc ................ 29,027 802,306
Crown Castle Inc .................... 1,373 91,510
Host Hotels & Resorts Inc .............. 4,894 109,577
Invitation Homes Inc .................. 4,441 116,932
Jones Lang LaSalle Inc
(1)
............... 3,423 1,045,795
Kite Realty Group Trust ................ 23,888 582,628
NET Lease Office Properties ............. 50,831 501,702
Orion Properties Inc .................. 39,876 99,291
Rexford Industrial Realty Inc ............. 22,585 819,158
Simon Property Group Inc .............. 14,525 2,916,039
9,434,377
Utilities — 1.9%
American States Water Co .............. 4,520 372,132
Avista Corp ........................ 10,714 375,954
Consolidated Edison Inc ............... 18,986 1,940,559
Consolidated Water Co Ltd .............. 5,307 148,702
Edison International .................. 13,796 741,259
FirstEnergy Corp .................... 745 32,281
Portland General Electric Co ............. 3,722 166,113
PPL Corp ......................... 13,693 450,363
Southwest Gas Holdings Inc ............. 9,715 792,161
5,019,524
Total Common Stocks - Long
( Cost $ 180,419,573 ) ................ 250,265,727
Money Market Registered Investment Companies — 7 .1%
Meeder Government Money Market Fund ,
3.72%
(3)
........................ 19,145,284 19,145,284
Total Money Market Registered Investment
Companies
( Cost $ 19,145,284 ) ................. 19,145,284
Short Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — - 20 .9%
Communication Services — -1.1%
AST SpaceMobile Inc
(1)
................ (1,922) (113,129)
Atlanta Braves Holdings Inc
(1)
............ (11,520) (609,869)
EchoStar Corp
(1)
..................... (12,630) (1,129,248)
Madison Square Garden Sports Corp
(1)
...... (770) (312,012)
Nexstar Media Group Inc ............... (4,548) (734,820)
Reservoir Media Inc
(1)
................. (7,585) (71,906)
ROBLOX Corp
(1)
..................... (5,148) (218,121)
(3,189,105)
Consumer Discretionary — -1.4%
Birkenstock Holding Plc
(1)
............... (5,231) (169,537)
Camping World Holdings Inc ............. (1,268) (6,365)
Chewy Inc
(1)
........................ (750) (13,650)
Duolingo Inc
(1)
...................... (3,898) (555,075)
GameStop Corp
(1)
.................... (66,299) (1,634,270)
Genius Sports Ltd
(1)
................... (8,823) (50,556)
Kura Sushi USA Inc
(1)
.................. (3,276) (133,694)
Matthews International Corp ............ (45,827) (879,420)
RH
(1)
............................. (2,265) (275,764)
Six Flags Entertainment Corp
(1)
........... (10,568) (113,183)

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Under Armour Inc
(1)
................... (21,801) (97,232)
(3,928,746)
Consumer Staples — -1.3%
Cal-Maine Foods Inc .................. (21,837) (1,486,226)
Chefs' Warehouse Inc/The
(1)
............. (1,309) (146,831)
Clorox Co/The ...................... (10,089) (817,310)
elf Beauty Inc
(1)
..................... (370) (37,359)
Grocery Outlet Holding Corp
(1)
............ (9,814) (110,407)
Limoneira Co ....................... (49,946) (594,357)
Oddity Tech Ltd
(1)
.................... (898) (16,757)
Once Upon a Farm PBC
(1)
............... (4,089) (64,402)
Turning Point Brands Inc ............... (5,560) (326,372)
(3,600,021)
Energy — -0.4%
Centrus Energy Corp
(1)
................. (2,056) (286,791)
Epsilon Energy Ltd ................... (84,650) (490,970)
NextDecade Corp
(1)
................... (8,185) (51,975)
ProPetro Holding Corp
(1)
................ (24,384) (215,555)
(1,045,291)
Financials — -4.0%
Banc of California Inc ................. (84,471) (1,455,435)
Bank of Marin Bancorp ................ (56,476) (1,529,370)
Bullish
(1)
.......................... (5,913) (206,305)
Coastal Financial Corp/WA
(1)
............. (7,635) (304,942)
Coinbase Global Inc
(1)
................. (1,508) (281,106)
Eastern Bankshares Inc ................ (43,578) (912,088)
Employers Holdings Inc ................ (13,972) (667,023)
Esquire Financial Holdings Inc ........... (9,493) (1,104,700)
Five Star Bancorp .................... (34,498) (1,461,680)
Flagstar Bank NA .................... (32,682) (381,399)
GBank Financial Holdings Inc
(1)
........... (9,935) (180,618)
Hingham Institution For Savings The ....... (3,596) (1,016,194)
MBIA Inc
(1)
......................... (23,001) (97,984)
Navient Corp ....................... (52,410) (475,359)
Neptune Insurance Holdings Inc
(1)
......... (17,654) (482,837)
Ready Capital Corp ................... (69,376) (80,476)
SoFi Technologies Inc
(1)
................ (9,485) (149,104)
StepStone Group Inc .................. (204) (8,854)
Upstart Holdings Inc
(1)
................. (5,131) (117,962)
(10,913,436)
Health Care — -1.2%
ARS Pharmaceuticals Inc
(1)
.............. (1,786) (7,698)
Assembly Biosciences Inc
(1)
............. (6,827) (160,366)
Capricor Therapeutics Inc
(1)
............. (6,692) (63,373)
Carlsmed Inc
(1)
...................... (3,890) (54,732)
ClearPoint Neuro Inc
(1)
................. (690) (8,425)
Edgewise Therapeutics Inc
(1)
............ (821) (33,333)
GeneDx Holdings Corp
(1)
............... (1,714) (123,922)
Hims & Hers Health Inc
(1)
............... (3,356) (99,975)
Ligand Pharmaceuticals Inc
(1)
............ (5,198) (1,623,699)
Neurogene Inc
(1)
..................... (1,581) (43,983)
Omeros Corp
(1)
...................... (2,477) (47,162)
Phathom Pharmaceuticals Inc
(1)
.......... (16,121) (117,683)
Procept Biorobotics Corp
(1)
.............. (8,643) (157,475)
Prothena Corp PLC
(1)
.................. (15,037) (126,010)
Pulse Biosciences Inc
(1)
................ (366) (18,271)
Tempus AI Inc
(1)
..................... (4,941) (404,668)
Viridian Therapeutics Inc
(1)
.............. (3,797) (78,180)
Zenas Biopharma Inc
(1)
................ (8,128) (219,212)
(3,388,167)
Industrials — -4.3%
Alta Equipment Group Inc
(1)
............. (3,897) (23,694)
Avis Budget Group Inc
(1)
................ (692) (73,816)
Boeing Co/The
(1)
..................... (7,421) (1,380,677)
Cardinal Infrastructure Group Inc
(1)
........ (2,963) (90,668)
Casella Waste Systems Inc
(1)
............ (13,560) (1,089,546)
CECO Environmental Corp
(1)
............. (8,487) (591,035)
Columbus McKinnon Corp/NY ............ (33,014) (525,913)
Crane Co ......................... (6,675) (1,361,833)
CSW Industrials Inc .................. (5,413) (1,559,377)
DNOW Inc
(1)
........................ (73,140) (1,133,670)
Esab Corp ......................... (2,508) (165,227)
Firefly Aerospace Inc
(1)
................ (391) (9,052)
Gibraltar Industries Inc
(1)
............... (11,325) (448,470)
GXO Logistics Inc
(1)
................... (8,724) (387,782)
Honeywell International Inc ............. (609) (128,462)
Intuitive Machines Inc
(1)
................ (1,320) (18,797)
Loar Holdings Inc
(1)
................... (19,376) (1,192,012)
Onterris Inc
(1)
....................... (11,083) (148,291)
Perma-Fix Environmental Services Inc
(1)
..... (8,072) (126,327)
QXO Inc
(1)
......................... (33,650) (393,369)
Resideo Technologies Inc ............... (10,368) (188,179)
Swarmer Inc
(1)
...................... (613) (10,930)
Titan Machinery Inc
(1)
................. (6,387) (147,412)
(11,194,539)
Information Technology — -0.5%
Aeva Technologies Inc
(1)
................ (868) (12,187)
C3.ai Inc
(1)
......................... (8,281) (91,008)
EverCommerce Inc
(1)
.................. (2,013) (17,433)
Figma Inc
(1)
........................ (18,754) (394,209)
Hut 8 Corp
(1)
....................... (906) (78,007)
IonQ Inc
(1)
......................... (6,951) (304,871)
Life360 Inc
(1)
....................... (8,408) (338,632)
NextNav Inc
(1)
...................... (8,862) (127,436)
Unusual Machines Inc /US
(1)
............. (344) (8,421)
Via Transportation Inc
(1)
................ (1,638) (49,550)
Wolfspeed Inc
(1)
..................... (2,136) (60,086)
(1,481,840)

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Materials — -1.6%
FMC Corp ......................... (3,048) (27,188)
International Flavors & Fragrances Inc ...... (1,907) (159,196)
James Hardie Industries PLC
(1)
........... (69,314) (1,754,337)
Knife River Corp
(1)
.................... (15,648) (788,972)
MP Materials Corp
(1)
.................. (13,850) (654,966)
Olin Corp ......................... (2,873) (44,531)
Perimeter Solutions Inc
(1)
............... (16,667) (438,675)
Perpetua Resources Corp
(1)
............. (11,448) (246,933)
PureCycle Technologies Inc
(1)
............ (1,382) (6,095)
(4,120,893)
Real Estate — -3.8%
Broadstone Net Lease Inc .............. (33,344) (616,864)
BRT Apartments Corp ................. (26,379) (352,423)
Compass Inc
(1)
...................... (8,925) (79,254)
Curbline Properties Corp ............... (52,341) (1,456,650)
InvenTrust Properties Corp .............. (40,147) (1,210,432)
NETSTREIT Corp .................... (81,503) (1,440,973)
NexPoint Residential Trust Inc ............ (49,651) (968,691)
Rayonier Inc ....................... (60,498) (1,110,743)
Real REMAX Group Inc
(1)
............... (546) (8,933)
SL Green Realty Corp ................. (31,077) (1,520,287)
UMH Properties Inc ................... (96,474) (1,485,700)
(10,250,950)
Utilities — -1.3%
NRG Energy Inc ..................... (2,154) (206,030)
Oklo Inc
(1)
......................... (3,551) (131,458)
Sempra .......................... (19,022) (1,482,955)
Talen Energy Corp
(1)
.................. (3,994) (1,248,884)
(3,069,327)
Total Common Stocks - Short – - 20 .9%
(Proceeds Received $ (59,880,086) ) ...... (56,182,315)
Total Investments — Long — 100 .2%
(Cost $ 199,564,857 ) ................ 269,411,011
Other Assets less Liabilities — 20 .7% ...... 55,737,654
Total Net Assets — 100 .0% ............. 268,966,350
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,321 19,256
Meeder Conservative Allocation Fund - Retail
Class .......................... 205 4,943
Meeder Dynamic Allocation Fund - Retail Class 2,421 39,904
Meeder Muirfield Fund - Retail Class ....... 3,662 41,017
Total Trustee Deferred Compensation
(Cost $ 79,119 ) .................... 105,120
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Dec 2026 ......... 175 12/17/26 27,445,250 (385,029)
Mini MSCI Emg Mkt Futures
- Dec 2026 ........ 92 12/17/26 7,870,600 95,618
Russell 2000 Futures Mini
December 2026 ..... 162 12/17/26 22,821,750 (731,285)
S&P 500 Mini Futures
December 2026 ..... 7 12/17/26 2,700,425 8,357
S&P Mid Cap Futures EMini
December 2026 ..... 6 12/17/26 2,173,440 (46,319)
Total Futures Contracts .. 442 63,011,465 (1,058,658)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2026.
(4) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.